Long-term Debt (Parenthetical) (Detail) In Millions, unless otherwise specified	Jun. 30, 2013 USD ($)	Apr. 30, 2013 USD ($)	Apr. 30, 2013 EUR (€)	Nov. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)
Debt Instrument [Line Items]
Face Value	$ 15,665	$ 1,950	€ 550	$ 2,250	$ 12,000